Derivative liabilities	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative liabilities

10.	Derivative liabilities

During June 2019, the Company entered into a private placement financing by issuing approximately $14,671,000 senior secured convertible debentures (see “Note 12 - Convertible Debentures”) and 14,671 share purchase warrants that contain a non-fixed conversion ratio into the Company’s shares and exercise price, respectively. During September 2022, 75% of the senior secured convertible debentures balance was modified such that the conversion price into the Company’s common stock was denominated in a currency other than the Company’s functional currency. As a result, the conversion options did not have a fixed conversion rate.

In accordance with ASC 815-40, Financial Instruments, a contract to issue a variable number of equity shares fails to meet the definition of equity. Accordingly, such a contract or instrument would be accounted for as a derivative liability and measured at fair value with changes in fair value recognized in the Condensed Consolidated Statements of Operations and Comprehensive Loss at each period-end.

During the three months ended March 31, 2026 and year ended December 31, 2025, the Company issued 8,152,200 and 68,759,139, respectively, additional warrants that contain a non-fixed conversion ratio in that the conversion price into the Company’s stock was denominated in a currency other than the Company’s functional currency. The fair values of the warrants issued in these capital raises of $1,103,118 and $1,108,808, respectively, were netted in equity against the gross proceeds received from the issuance of common shares of $1,500,000 and $1,350,707, respectively.

On March 12, 2026, the Company issued 10,726,579 Series A-1 preferred shares in a private placement for gross proceeds of $3,000,000. Each preferred share is convertible, at the option of the holder at any time, into one common share of the Company at a conversion price of CAD $0.38 per common share, subject to customary adjustments. This conversion provision contains a non-fixed conversion ratio. The Company estimated the fair value of the conversion feature at issuance using a Black-Scholes model, resulting in initial recognition of a derivative liability of $910,517, with the residual proceeds of $2,089,483. The Level 3 inputs used in the valuation are included in the assumptions table below.

The Company used the Black-Scholes model to estimate the fair value of the derivative liabilities for the warrants.

The following assumptions were used by management to determine the fair value of the derivative liabilities as of March 31, 2026 and December 31, 2025:

	March 31, 2026	December 31, 2025

Expected stock price volatility	74.51% - 154.37%	45.32% - 242.68%
Risk-free annual interest rate	3.51% - 3.92%	3.47% - 4.41%
Expected life (years)	0.03 – 3.15	0.03 – 3.15
Exercise price	$ 0.22 - $0.29	$ 0.10 - $0.23

A reconciliation of the beginning and ending balance of derivative liabilities and change in fair value of the derivative liabilities is as follows for the three months ended March 31, 2026 and year ended December 31, 2025:

	March 31, 2026	December 31, 2025
Balance as of beginning of period	$8,893,600	$9,007,907
Change in fair value	390,405	(8,934,632)
Loss from extinguished liability	-	7,711,508
Modification of warrants	217,255	-
Initial recognition of new preferred share conversion feature	910,517	-
Initial recognition of new warrants	1,103,118	1,108,817

Balance as of end of the period	11,514,895	8,893,600
Less: Derivative liabilities, short term	-	-
Derivative liabilities, long term	$11,514,895	$8,893,600

11.	Derivative liabilities

During June 2019, the Company entered into a private placement financing by issuing approximately $14,671,000 senior secured convertible debentures (see “Note 13 - Convertible Debentures”) and 14,671 share purchase warrants that contain a non-fixed conversion ratio into the Company’s shares and exercise price, respectively. During September 2022, 75% of the senior secured convertible debentures balance was modified such that that the conversion price into the Company’s common stock was denominated in a currency other than the Company’s functional currency. As a result, the conversion options did not have a fixed conversion rate.

In accordance with ASC 825, Financial Instruments, a contract to issue a variable number of equity shares fails to meet the definition of equity. Accordingly, such a contract or instrument would be accounted for as a derivative liability and measured at fair value with changes in fair value recognized in the Condensed Consolidated Statements of Operations and Comprehensive Loss at each period-end.

During the years ended December 31, 2025 and 2024, the Company issued 68,758,339 and 35,751,969, respectively, additional warrants that contain a non-fixed conversion ratio in that the conversion price into the Company’s stock was denominated in a currency other than the Company’s functional currency.

The Company used Monte Carlo to estimate the fair value of the derivative liabilities for the senior secured convertible debentures. The Company used the Black-Scholes model to estimate the fair value of the derivative liabilities for the warrants. The Monte Carlo and Black-Scholes pricing models use Level 3 inputs in their valuation models.

The following assumptions were used by management to determine the fair value of the derivative liabilities as of December 31, 2025 and 2024:

	December 31, 2025	December 31, 2024

Expected stock price volatility	45.32% - 242.68%	104.62% - 186.74%
Risk-free annual interest rate	3.47% - 4.41%	3.99% - 5.42%
Expected life (years)	0.03 – 3.15	0.28 – 3.39
Share price	$ 0.10 - $0.23	$ 0.07 - $0.21

A reconciliation of the beginning and ending balance of derivative liabilities and change in fair value of the derivative liabilities is as follows for the years ended December 31, 2025 and 2024:

	December 31, 2025	December 31, 2024
Balance as of beginning of period	$9,007,907	$1,094,316
Change in fair value	(8,934,632)	6,113,485
Loss from extinguished liability	7,711,508	2,895,140
Conversion to common stock and warrants	-	(3,149,687)
Initial recognition of debenture warrants	-	824,427
Initial recognition of new warrants	1,108,817	1,230,226

Balance as of end of the period	8,893,600	9,007,907
Less: Derivative liabilities, short term	-	-
Derivative liabilities, long term	$8,893,600	$9,007,907